Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2020
Other Operating Income
Components of other operating income

	Year Ended December 31,
	2020	2019	2018
Exchange rate differences	2,501	4,385	—
Total	2,501	4,385	—